Performance Management	Mar. 31, 2026
Pzena U.S. Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.pzena.com/etfs.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.pzena.com/etfs
Pzena International Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.pzena.com/etfs.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.pzena.com/etfs